Pension and Other Postretirement Benefits, Other Postretirement Plan Future Expected Benefit Payments (Details) (Other Postretirement Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	$ 21
2014	21
2015	22
2016	23
2017	23
2018 through 2022	121
Non-US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	1
2014	1
2015	1
2016	1
2017	1
2018 through 2022	$ 7